Note 34 Fees and commission expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fee and commission expense [Line Items]
Demand accounts	€ 4	€ 3
Credit and debit cards expenses	1,696	1,630
Transfers and other payment orders expenses	81	80
Commissions for selling insurance	27	27
Custody securities	45	42
Other fee and commission expense	651	524
Fee and commission expense	€ 2,503	€ 2,307